UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim SecureFoundationSM Lifetime Asset Allocation Portfolios

(Classes G and G1)

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2015 Portfolio (G shares) posted a 10.03% return net of fees for the year 2010. This return compares to 11.23% for its composite benchmark. The underperformance of 1.20% was primarily the result of the underlying RidgeWorth International Equity Index I Fund. The RidgeWorth fund is a gross domestic product weighted index, while the composite index uses a capitalization weighting. Capitalization weighted international indexes in 2010 outperformed the gross domestic product weighted indexes for the first time in 9 years.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index	Morningstar Lifetime Moderate 2015 Index***
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,083.00	10,155.04	10,277.00	9,953.00	10,155.00
2010	11,094.67	11,295.19	12,040.53	10,603.93	11,350.24

*Since inception on November 13, 2009.

** Effective March 1, 2011, the Portfolio began using a new composite index in order to more accurately reflect the asset classes in which the Portfolio invests. The new composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

***Effective March 1, 2011, this index will no longer serve as the benchmark index for the Portfolio. It is included in this year’s annual report for comparison purposes.

Note: Performance for the G1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (11/13/09)
Class G	10.03%	9.32%
Class G1	9.87%	9.17%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	35.00%
International Equity	16.74%
Large-Cap Equity	34.86%
Small-Cap Equity	7.84%
Cash and Cash Equivalents	5.56%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
G Class
Actual	$1,000.00	$1,136.18	$0.65

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.60	$0.61

G1 Class
Actual	$1,000.00	$1,134.43	$1.18

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2025 Portfolio (G shares) posted a 10.31% return net of fees for the year 2010. This return compares to 12.12% for its composite benchmark. The underperformance of 1.81% was primarily the result of the underlying RidgeWorth International Equity Index I Fund. The RidgeWorth fund is a gross domestic product weighted index, while the composite index uses a capitalization weighting. Capitalization weighted international indexes in 2010 outperformed the gross domestic product weighted indexes for the first time in 9 years.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index	Morningstar Lifetime Moderate 2025 Index***
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	10,186.86	10,277.00	9,953.00	10,246.00
2010	11,157.70	11,421.39	12,040.53	10,603.93	11,654.83

*Since inception on November 13, 2009.

** Effective March 1, 2011, the Portfolio began using a new composite index in order to more accurately reflect the asset classes in which the Portfolio invests. The new composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Index.

***Effective March 1, 2011, this index will no longer serve as the benchmark index for the Portfolio. It is included in this year’s annual report for comparison purposes.

Note: Performance for the G1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (11/13/09)
Class G	10.31%	9.85%

Class G1	10.33%	9.87%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	26.70%
International Equity	20.95%
Large-Cap Equity	39.64%
Small-Cap Equity	9.63%
Cash and Cash Equivalents	3.08%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
G Class
Actual	$1,000.00	$1,161.32	$0.65

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.60	$0.61

G1 Class
Actual	$1,000.00	$1,160.28	$1.20

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation Lifetime 2035 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2035 Portfolio (G shares) posted an 11.36% return net of fees for the year 2010. This return compares to 13.40% for its composite benchmark. The underperformance of 2.04% was primarily the result of the underlying RidgeWorth International Equity Index I Fund. The RidgeWorth fund is a gross domestic product weighted index, while the composite index uses a capitalization weighting. Capitalization weighted international indexes in 2010 outperformed the gross domestic product weighted indexes for the first time in 9 years.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index	Morningstar Lifetime Moderate 2035 Index***
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,151.00	10,236.93	10,277.00	9,953.00	10,307.00
2010	11,300.44	11,609.14	12,040.53	10,603.93	11,813.88

*Since inception on November 13, 2009.

** Effective March 1, 2011, the Portfolio began using a new composite index in order to more accurately reflect the asset classes in which the Portfolio invests. The new composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Index.

***Effective March 1, 2011, this index will no longer serve as the benchmark index for the Portfolio. It is included in this year’s annual report for comparison purposes.

Note: Performance for the G1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (11/13/09)
Class G	11.36%	11.08%

Class G1	11.32%	11.05%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	12.33%
International Equity	28.98%
Large-Cap Equity	45.40%
Small-Cap Equity	12.79%
Cash and Cash Equivalents	0.50%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
G Class
Actual	$1,000.00	$1,202.25	$0.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.60	$0.61

G1 Class

Actual	$1,000.00	$1,200.70	$1.22

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2045 Portfolio (G shares) posted an 11.41% return net of fees for the year 2010. This return compares to 13.61% for its composite benchmark. The underperformance of 2.20% was primarily the result of the underlying

RidgeWorth International Equity Index I Fund. The RidgeWorth fund is a gross domestic product weighted index, while the composite index uses a capitalization weighting. Capitalization weighted international indexes in 2010 outperformed the gross domestic product weighted indexes for the first time in 9 years.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index	Morningstar Lifetime Moderate 2045 Index***
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,160.00	10,244.30	10,277.00	9,953.00	10,322.00
2010	11,319.48	11,638.31	12,040.53	10,603.93	11,867.20

*Since inception on November 13, 2009.

** Effective March 1, 2011, the Portfolio began using a new composite index in order to more accurately reflect the asset classes in which the Portfolio invests. The new composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Index.

***Effective March 1, 2011, this index will no longer serve as the benchmark index for the Portfolio. It is included in this year’s annual report for comparison purposes.

Note: Performance for the G1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Since Inception (11/13/09)

Class G	11.41%	11.21%
Class G1	11.43%	11.22%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	8.56%
International Equity	33.40%
Large-Cap Equity	43.88%
Small-Cap Equity	14.16%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
G Class
Actual	$1,000.00	$1,211.83	$0.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.60	$0.61

G1 Class
Actual	$1,000.00	$1,211.67	$1.23

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Management Discussion

The Maxim SecureFoundation Lifetime 2055 Portfolio (G shares) posted an 11.22% return net of fees for the year 2010. This return compares to 13.60% for its composite benchmark. The underperformance of 2.38% was primarily the result of the underlying RidgeWorth International Equity Index I Fund. The RidgeWorth fund is a gross domestic product weighted index, while the composite index uses a capitalization weighting. Capitalization weighted international indexes in 2010 outperformed the gross domestic product weighted indexes for the first time in 9 years.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index**	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index	Morningstar Lifetime Moderate 2055 Index***
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,148.00	10,245.15	10,277.00	9,953.00	10,329.00
2010	11,286.76	11,638.48	12,040.53	10,603.93	11,847.36

*Since inception on November 13, 2009.

** Effective March 1, 2011, the Portfolio began using a new composite index in order to more accurately reflect the asset classes in which the Portfolio invests. The new composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for small capitalization U.S. stocks, the S&P SmallCap 600 Index; for international stocks, the MSCI EAFE Index; and for U.S. bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Index.

***Effective March 1, 2011, this index will no longer serve as the benchmark index for the Portfolio. It is included in this year’s annual report for comparison purposes.

Note: Performance for the G1 Class shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2010

	One Year	Since Inception (11/13/09)
Class G	11.22%	10.93%

Class G1	11.25%	10.95%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	7.96%
International Equity	36.71%
Large-Cap Equity	40.47%
Small-Cap Equity	14.86%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (7/1/2010)	Ending Account Value (12/31/10)	Expenses Paid During Period* (7/1/10-12/31/10)
G Class
Actual	$1,000.00	$1,211.84	$0.67

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.60	$0.61

G1 Class
Actual	$1,000.00	$1,213.32	$1.23

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.10	$1.12

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.12% for the G Class and 0.22% for the G1 Class, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December, 31, 2010

Maxim SecureFoundationSM Lifetime 2015, Maxim SecureFoundationSM Lifetime 2025,

Maxim SecureFoundationSM Lifetime 2035, Maxim SecureFoundationSM Lifetime 2045, and

Maxim SecureFoundationSM Lifetime 2055 Portfolios

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

241,643	Maxim Index 600 Portfolio		2,208,625
860,250	Maxim S&P 500® Index Portfolio		9,815,450
367,276	Ridgeworth International Equity Index Fund I		4,712,145

TOTAL EQUITY MUTUAL FUNDS — 59.45%			$16,736,220

(Cost $15,401,831)

BOND MUTUAL FUNDS

741,436	Maxim Bond Index Portfolio		9,853,685

TOTAL BOND MUTUAL FUNDS — 35.01%			$9,853,685

(Cost $10,211,483)

MONEY MARKET MUTUAL FUNDS

1,566,270	Maxim Money Market Portfolio		1,566,270

TOTAL MONEY MARKET MUTUAL FUNDS — 5.56%			1,566,270

(Cost $1,566,270)		$

TOTAL INVESTMENTS — 100.02%			$28,156,175
(Cost $27,179,584)

OTHER ASSETS & LIABILITIES — (0.02)%			$(4,824)

TOTAL NET ASSETS — 100%			$28,151,351

(Cost $27,179,584)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

192,711	Maxim Index 600 Portfolio	1,761,382
635,689	Maxim S&P 500® Index Portfolio	7,253,206
298,838	Ridgeworth International Equity Index Fund I	3,834,093

TOTAL EQUITY MUTUAL FUNDS — 70.22%		$12,848,681

(Cost $11,712,471)

BOND MUTUAL FUNDS

367,646	Maxim Bond Index Portfolio	4,886,028

TOTAL BOND MUTUAL FUNDS — 26.70%		$4,886,028

(Cost $5,065,533)

MONEY MARKET MUTUAL FUNDS

562,982	Maxim Money Market Portfolio	562,982

TOTAL MONEY MARKET MUTUAL FUNDS — 3.08%		$562,982

(Cost $562,982)

TOTAL INVESTMENTS — 100.00%		$18,297,691
(Cost $17,340,986)

OTHER ASSETS & LIABILITIES — (0.00)%		$0

TOTAL NET ASSETS — 100%		$18,297,691

(Cost $17,340,986)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

132,320	Maxim Index 600 Portfolio	1,209,409
376,348	Maxim S&P 500® Index Portfolio	4,294,117
213,686	Ridgeworth International Equity Index Fund I	2,741,597

TOTAL EQUITY MUTUAL FUNDS — 87.18%		$8,245,123

(Cost $7,522,138)

BOND MUTUAL FUNDS

87,834	Maxim Bond Index Portfolio	1,167,326

TOTAL BOND MUTUAL FUNDS — 12.34%		$1,167,326

(Cost $1,206,425)

MONEY MARKET MUTUAL FUNDS

46,895	Maxim Money Market Portfolio	46,895

TOTAL MONEY MARKET MUTUAL FUNDS — 0.50%		$46,895

(Cost $46,895)

TOTAL INVESTMENTS — 100.02%		$9,459,344
(Cost $8,775,458)

OTHER ASSETS & LIABILITIES — (0.02)%		$(1,436)

TOTAL NET ASSETS — 100%		$9,457,908

(Cost $8,775,458)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

66,042	Maxim Index 600 Portfolio	603,627
163,890	Maxim S&P 500® Index Portfolio	1,869,990
110,951	Ridgeworth International Equity Index Fund I	1,423,493

TOTAL EQUITY MUTUAL FUNDS — 91.45%		$3,897,110

(Cost $3,509,010)

BOND MUTUAL FUNDS

27,451	Maxim Bond Index Portfolio	364,822

TOTAL BOND MUTUAL FUNDS — 8.56%		$364,822

(Cost $375,595)

TOTAL INVESTMENTS — 100.01%		$4,261,932
(Cost $3,884,605)

OTHER ASSETS & LIABILITIES — (0.01)%		$(507)

TOTAL NET ASSETS — 100%		$4,261,425

(Cost $3,884,605)

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

3,856	Maxim Index 600 Portfolio	35,243
8,414	Maxim S&P 500® Index Portfolio	96,003
6,786	Ridgeworth International Equity Index Fund I	87,076

TOTAL EQUITY MUTUAL FUNDS — 92.05%		$218,322

(Cost $201,702)

BOND MUTUAL FUNDS

1,421	Maxim Bond Index Portfolio	18,879

TOTAL BOND MUTUAL FUNDS — 7.96%		$18,879

(Cost $19,438)

TOTAL INVESTMENTS — 100.01%		$237,201
(Cost $221,140)

OTHER ASSETS & LIABILITIES — (0.01)%		$(30)

TOTAL NET ASSETS — 100%		$237,171

(Cost $221,140)

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO	MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO	MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO	MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO	MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
ASSETS:
Investments at market value, affiliated (1)	$23,444,030	$14,463,598	$6,717,747	$2,838,439	$150,125
Investments at market value, unaffiliated (2)	4,712,145	3,834,093	2,741,597	1,423,493	87,076
Dividends receivable	482	385	263	131	8
Subscriptions receivable		9,507
Receivable for investments sold		74,238

Total assets	28,156,657	18,381,821	9,459,607	4,262,063	237,209

LIABILITIES:
Redemptions payable		80,445
Fees payable	5,306	3,300	1,699	638	38
Payable for investments purchased		385

Total liabilities	5,306	84,130	1,699	638	38

NET ASSETS	$28,151,351	$18,297,691	$9,457,908	$4,261,425	$237,171

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$264,012	$170,863	$87,323	$39,222	$2,192
Additional paid-in capital	26,614,020	16,997,603	8,614,472	3,812,783	219,783
Net unrealized appreciation on investments	976,591	956,705	683,886	377,327	16,061
Undistributed net investment income	485	390	264	132	1
Accumulated net realized gain (loss) on investments	296,243	172,130	71,963	31,961	(866)

NET ASSETS
Class G	$910,215	$1,468,344	$842,658	$1,629,364	$22,773

Class G1	$27,241,136	$16,829,347	$8,615,250	$2,632,061	$214,398

NET ASSET VALUE PER OUTSTANDING SHARE
(Offering and Redemption Price)
Class G	$10.61	$10.66	$10.80	$10.85	$10.83

Class G1	$10.66	$10.71	$10.83	$10.88	$10.82

SHARES OF CAPITAL STOCK:
Authorized
Class G	75,000,000	75,000,000	75,000,000	75,000,000	75,000,000
Class G1	75,000,000	75,000,000	75,000,000	75,000,000	75,000,000
Outstanding
Class G	85,795	137,703	78,059	150,230	2,103
Class G1	2,554,322	1,570,930	795,170	241,992	19,820

(1) Cost of investments, affiliated	$22,582,209	$13,627,465	$6,142,875	$2,540,612	$137,922
(2) Cost of investments, unaffiliated	4,597,375	3,713,521	2,632,583	1,343,993	83,218

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO	MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO	MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO	MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO	MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
INVESTMENT INCOME:
Income distributions received, affiliated	$298,426	$173,899	$74,715	$27,939	$1,561
Income distributions received, unaffiliated	140,028	111,104	78,744	39,449	2,407

Total income	438,454	285,003	153,459	67,388	3,968

EXPENSES:
Management fees	12,686	8,147	4,423	2,027	105
Distribution fees - Class G1	10,380	6,125	3,325	971	72

Total expenses	23,066	14,272	7,748	2,998	177

Less amount waived by distributor - Class G1	13	13	13	13	13

Net expenses	23,053	14,259	7,735	2,985	164

NET INVESTMENT INCOME	415,401	270,744	145,724	64,403	3,804

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	266,869	162,860	70,695	26,680	628
Net realized gain on investments, unaffiliated	146,806	130,848	82,496	30,365	182
Capital gain distributions received, affiliated	101,297	51,051	12,026	3,652	194
Change in net unrealized appreciation on investments	976,707	956,766	683,882	377,337	16,101

Net realized and unrealized gain on investments	1,491,679	1,301,525	849,099	438,034	17,105

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,907,080	$1,572,269	$994,823	$502,437	$20,909

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM NOVEMBER 13, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO			MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO
	2010		2009	2010		2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$415,401		$286	$270,744		$314
Net realized gain on investments	413,675		8	293,708		9
Capital gain distributions received	101,297		40	51,051		29
Change in net unrealized appreciation (depreciation) on investments	976,707		(116)	956,766		(61)

Net increase in net assets resulting from operations	1,907,080		218	1,572,269		291

DISTRIBUTIONS:
From net investment income
Class G	(13,957)		(143)	(22,012)		(157)
Class G1	(400,959)		(143)	(248,342)		(157)

Total from net investment income	(414,916)		(286)	(270,354)		(314)

From net realized gains
Class G	(7,086)			(13,840)
Class G1	(211,691)			(158,827)

Total from net realized gains	(218,777)			(172,667)

Total distributions	(633,693)		(286)	(443,021)		(314)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class G	863,775		12,500	1,475,535		12,500
Class G1	35,427,590		12,500	20,612,885		12,500
Reinvestment of distributions
Class G	21,044		143	35,852		157
Class G1	612,649		143	407,169		157
Redemptions of shares
Class G	(1,550)			(190,805)
Class G1	(10,070,762)			(5,197,484)

Net increase in net assets resulting from share transactions	26,852,746		25,286	17,143,152		25,314

Total increase in net assets	28,126,133		25,218	18,272,400		25,291

NET ASSETS:
Beginning of period	25,218		0	25,291		0

End of period (1)	$28,151,351		$25,218	$18,297,691		$25,291

OTHER INFORMATION:

SHARES:
Sold
Class G	82,692		1,250	152,034		1,250
Class G1	3,463,568		1,250	2,030,133		1,250
Issued in reinvestment of distributions
Class G	1,986		15	3,364		16
Class G1	57,875		15	38,226		16
Redeemed
Class G	(148)			(18,961)
Class G1	(968,386)			(498,695)

Net increase	2,637,587		2,530	1,706,101		2,532

(1) Including undistributed net investment income	$485	$		$390	$

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM NOVEMBER 13, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO			MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO
	2010		2009	2010		2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$145,724		$356	$64,403		$378
Net realized gain on investments	153,191		10	57,045		11
Capital gain distributions received	12,026		13	3,652		10
Change in net unrealized appreciation (depreciation) on investments	683,882		4	377,337		(10)

Net increase in net assets resulting from operations	994,823		383	502,437		389

DISTRIBUTIONS:
From net investment income
Class G	(13,238)		(178)	(25,345)		(189)
Class G1	(132,222)		(178)	(38,926)		(189)

Total from net investment income	(145,460)		(356)	(64,271)		(378)

From net realized gains
Class G	(8,325)			(11,208)
Class G1	(84,952)			(17,549)

Total from net realized gains	(93,277)			(28,757)

Total distributions	(238,737)		(356)	(93,028)		(378)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class G	718,224		12,500	1,466,402		12,500
Class G1	10,007,760		12,500	3,170,497		12,500
Reinvestment of distributions
Class G	21,563		178	36,552		189
Class G1	217,174		178	56,476		189
Redemptions of shares
Class G	(439)			(87,549)
Class G1	(2,287,843)			(815,751)

Net increase in net assets resulting from share transactions	8,676,439		25,356	3,826,627		25,378

Total increase in net assets	9,432,525		25,383	4,236,036		25,389

NET ASSETS:
Beginning of period	25,383		0	25,389		0

End of period (1)	$9,457,908		$25,383	$4,261,425		$25,389

OTHER INFORMATION:

SHARES:
Sold
Class G	74,835		1,250	153,829		1,250
Class G1	993,275		1,250	313,081		1,250
Issued in reinvestment of distributions
Class G	1,998		18	3,370		18
Class G1	20,238		18	5,253		18
Redeemed
Class G	(42)			(8,237)
Class G1	(219,611)			(77,610)

Net increase	870,693		2,536	389,686		2,536

(1) Including undistributed net investment income	$264	$		132	$

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM NOVEMBER 13, 2009 (INCEPTION) TO DECEMBER 31, 2009

	MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO
	2010		2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,804		$397
Net realized gain on investments	810		11
Capital gain distributions received	194		9
Change in net unrealized appreciation (depreciation) on investments	16,101		(40)

Net increase in net assets resulting from operations	20,909		377

DISTRIBUTIONS:
From net investment income
Class G	(363)		(199)
Class G1	(3,440)		(198)

Total from net investment income	(3,803)		(397)

From net realized gains
Class G	(184)
Class G1	(1,706)

Total from net realized gains	(1,890)

Total distributions	(5,693)		(397)

SHARE TRANSACTIONS:
Net proceeds from sales of shares
Class G	7,600		12,500
Class G1	241,211		12,500
Reinvestment of distributions
Class G	547		199
Class G1	5,146		198
Redemptions of shares
Class G
Class G1	(57,926)

Net increase in net assets resulting from share transactions	196,578		25,397

Total increase in net assets	211,794		25,377

NET ASSETS:
Beginning of period	25,377		0

End of period (1)	$237,171		$25,377

OTHER INFORMATION:

SHARES:
Sold
Class G	781		1,250
Class G1	23,799		1,250
Issued in reinvestment of distributions
Class G	52		20
Class G1	480		20
Redeemed
Class G
Class G1	(5,729)

Net increase	19,383		2,540

(1) Including undistributed net investment income	$1	$

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2015 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G			Class G1
	Year Ended December 31, 2010	Period from November 13, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from November 13, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$9.97	$10.00		$9.97		$10.00

Income from Investment Operations

Net investment income	0.21	0.11		0.20		0.11
Capital gain distributions received	0.04	0.02		0.04		0.02

Total distributions received	0.25	0.13		0.24		0.13

Net realized and unrealized gain (loss) on investments	0.73	(0.05)		0.73		(0.05)

Total income from Investment Operations	0.98	0.08		0.97		0.08

Less Distributions

From net investment income	(0.26)	(0.11)		(0.20)		(0.11)
From net realized gains	(0.08)			(0.08)

Total Distributions	(0.34)	(0.11)		(0.28)		(0.11)

Net Asset Value, End of Period	$10.61	$9.97		$10.66		$9.97

Total Return ±	10.03%	0.83%	^	9.87%	#	0.83%	^#

Net Assets, End of Period ($000)	$910	$13		$27,241		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.12%	*§

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	5.18%	8.63%	*	3.88%		8.55%	*
- After Reimbursement	5.18%	8.63%	*	3.88%	§	8.63%	*§

Portfolio Turnover Rate ~	95.95%	1.15%	^	95.95%		1.15%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

~	Portfolio turnover is calculated at the Portfolio level.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2025 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G			Class G1
	Year Ended December 31, 2010	Period from November 13, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from November 13, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$9.99	$10.00		$9.99		$10.00

Income from Investment Operations

Net investment income	0.24	0.13		0.20		0.13
Capital gain distributions received	0.03	0.01		0.03		0.01

Total distributions received	0.27	0.14		0.23		0.14

Net realized and unrealized gain (loss)on investments	0.74	(0.02)		0.79		(0.02)

Total income from Investment Operations	1.01	0.12		1.02		0.12

Less Distributions

From net investment income	(0.24)	(0.13)		(0.20)		(0.13)
From net realized gains	(0.10)			(0.10)

Total Distributions	(0.34)	(0.13)		(0.30)		(0.13)

Net Asset Value, End of Period	$10.66	$9.99		$10.71		$9.99

Total Return ±	10.31%	1.15%	^	10.33%	#	1.15%	^ #

Net Assets, End of Period ($000)	$1,468	$13		$16,829		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	3.20%	9.52%	*	4.04%		9.43%	*
- After Reimbursement	3.20%	9.52%	*	4.04%	§	9.52%	* §

Portfolio Turnover Rate ~	90.02%	1.26%	^	90.02%		1.26%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2035 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G			Class G1
	Year Ended December 31, 2010	Period from November 13, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from November 13, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$10.01	$10.00		$10.01		$10.00

Income from Investment Operations

Net investment income	0.22	0.14		0.19		0.14
Capital gain distributions received	0.01	0.01		0.01		0.01

Total distributions received	0.23	0.15		0.20		0.15

Net realized and unrealized gain on investments	0.90	0.00		0.92		0.00

Total income from Investment Operations	1.13	0.15		1.12		0.15

Less Distributions

From net investment income	(0.23)	(0.14)		(0.19)		(0.14)
From net realized gains	(0.11)			(0.11)

Total Distributions	(0.34)	(0.14)		(0.30)		(0.14)

Net Asset Value, End of Period	$10.80	$10.01		$10.83		$10.01

Total Return ±	11.36%	1.51%	^	11.32%	#	1.51%	^ #

Net Assets, End of Period ($000)	$843	$13		$8,615		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	3.34%	10.78%	*	3.99%		10.70%	*
- After Reimbursement	3.34%	10.78%	*	3.99%	§	10.78%	* §

Portfolio Turnover Rate ~	74.53%	1.35%	^	74.53%		1.35%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2045 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G			Class G1
	Year Ended December 31, 2010	Period from November 13, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from November 13, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$10.01	$10.00		$10.01		$10.00

Income from Investment Operations

Net investment income	0.21	0.15		0.19		0.15
Capital gain distributions received	0.01			0.01

Total distributions received	0.22	0.15		0.20		0.15

Net realized and unrealized gain on investments	0.92	0.01		0.94		0.01

Total income from Investment Operations	1.14	0.16		1.14		0.16

Less Distributions

From net investment income	(0.22)	(0.15)		(0.19)		(0.15)
From net realized gains	(0.08)			(0.08)

Total Distributions	(0.30)	(0.15)		(0.27)		(0.15)

Net Asset Value, End of Period	$10.85	$10.01		$10.88		$10.01

Total Return ±	11.41%	1.60%	^	11.43%	#	1.60%	^ #

Net Assets, End of Period ($000)	$1,629	$13		$2,632		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.22%	§	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	3.37%	11.44%	*	4.10%		11.35%	*
- After Reimbursement	3.37%	11.44%	*	4.10%	§	11.44%	* §

Portfolio Turnover Rate ~	64.45%	1.42%	^	64.45%		1.42%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATIONSM LIFETIME 2055 PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Class G			Class G1
	Year Ended December 31, 2010	Period from November 13, 2009 (inception) to December 31, 2009		Year Ended December 31, 2010		Period from November 13, 2009 (inception) to December 31, 2009

Net Asset Value, Beginning of Period	$9.99	$10.00		$9.99		$10.00

Income from Investment Operations

Net investment income	0.20	0.16		0.20		0.16
Capital gain distributions received	0.01			0.01

Total distributions received	0.21	0.16		0.21		0.16

Net realized and unrealized gain (loss) on investments	0.90	(0.01)		0.91		(0.01)

Total income from Investment Operations	1.11	0.15		1.12		0.15

Less Distributions

From net investment income	(0.18)	(0.16)		(0.20)		(0.16)
From net realized gains	(0.09)			(0.09)

Total Distributions	(0.27)	(0.16)		(0.29)		(0.16)

Net Asset Value, End of Period	$10.83	$9.99		$10.82		$9.99

Total Return ±	11.22%	1.48%	^	11.25%	#	1.48%	^ #

Net Assets, End of Period ($000)	$23	$13		$214		$13

Ratio of Expenses to Average Net Assets †
- Before Reimbursement	0.12%	0.12%	*	0.22%		0.22%	*
- After Reimbursement	0.12%	0.12%	*	0.20%	§	0.12%	* §

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement	2.53%	12.02%	*	4.68%		11.93%	*
- After Reimbursement	2.53%	12.02%	*	4.70%	§	12.02%	* §

Portfolio Turnover Rate ~	64.92%	1.48%	^	64.92%		1.48%	^

§	Percentages are shown net of distribution fees waived.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

†	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim SecureFoundationSM Lifetime 2015, the Maxim SecureFoundationSM Lifetime 2025, the Maxim SecureFoundationSM Lifetime 2035, the Maxim SecureFoundationSM Lifetime 2045, and the Maxim SecureFoundationSM Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Portfolio (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

Each of the Portfolios offer two share classes, referred to as Class G and Class G1 shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class G shares are not subject to any distribution fees, while Class G1 shares of each Portfolio are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class G1 shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on December, 31, 2010. This class of the Portfolios was capitalized on January 31, 2011.

Shares of the Portfolios can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Portfolio. The redemption or exchange of all shares of a Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolios or the Portfolios themselves, so the Guarantee does not guarantee the investment performance of the Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio's shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class/fund on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, all investments of the Portfolios were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolios ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold is determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

The Portfolios comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of their taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolios did not incur any interest or penalties.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolios adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class G1 shares and for providing or arranging for the provision of services to Class G1 shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares. GWFS Equities, Inc. has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 shares purchased by MCM in consideration for MCM providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the period ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. There are currently no such investments. Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A.

Below is a summary of the transactions for each underlying investment during the year ended December 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 12/31/2010

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Maxim Bond Index Portfolio	741,436	$8,802	$12,795,505	$2,593,008	$31,789	$189,081	$9,853,685
Maxim Index 600 Portfolio	241,643	-	2,718,370	828,188	55,140	10,854	2,208,625
Maxim Money Market Portfolio	1,566,270	1,359	2,031,345	466,434	-	-	1,566,270
Maxim S&P 500® Index Portfolio	860,250	8,567	12,262,000	3,356,175	179,940	98,491	9,815,450

TOTAL					$266,869	$298,426	$23,444,030

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 12/31/2010

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Maxim Bond Index Portfolio	367,646	$6,307	$6,262,683	$1,203,590	$16,606	$94,204	$4,886,028
Maxim Index 600 Portfolio	192,711	-	2,055,663	572,746	36,166	8,893	1,761,382
Maxim Money Market Portfolio	562,982	630	726,636	164,284	-	-	562,982
Maxim S&P 500® Index Portfolio	635,689	9,912	8,616,856	2,110,599	110,088	70,802	7,253,206

TOTAL					$162,860	$173,899	$14,463,598

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 12/31/2010

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Maxim Bond Index Portfolio	87,834	$2,855	$1,431,604	$246,505	$3,381	$23,210	$1,167,326
Maxim Index 600 Portfolio	132,320	-	1,350,212	353,352	17,661	6,256	1,209,409
Maxim Money Market Portfolio	46,895	77	64,544	18,210	-	-	46,895
Maxim S&P 500® Index Portfolio	376,348	11,055	4,935,411	1,151,231	49,653	45,249	4,294,117

TOTAL					$70,695	$74,715	$6,717,747

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 12/31/2010

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Maxim Bond Index Portfolio	27,451	$2,102	$429,716	$56,268	$633	$7,063	$364,822
Maxim Index 600 Portfolio	66,042	-	694,778	191,445	8,358	2,887	603,627
Maxim S&P 500® Index Portfolio	163,890	10,416	2,075,216	423,805	17,689	17,989	1,869,990

TOTAL					$26,680	$27,939	$2,838,439

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 12/31/2010

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Maxim Bond Index Portfolio	1,421	$1,999	$20,305	$2,909	$67	$376	$18,879
Maxim Index 600 Portfolio	3,856	-	40,536	9,764	187	182	35,243
Maxim S&P 500® Index Portfolio	8,414	9,446	98,533	20,138	374	1,003	96,003

TOTAL					$628	$1,561	$150,125

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
SecureFoundationSM Lifetime 2015 Portfolio	$36,839,629	$10,099,057
SecureFoundationSM Lifetime 2025 Portfolio	23,125,000	6,103,077
SecureFoundationSM Lifetime 2035 Portfolio	11,362,823	2,765,938
SecureFoundationSM Lifetime 2045 Portfolio	4,882,296	1,080,138
SecureFoundationSM Lifetime 2055 Portfolio	252,806	57,896

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2010 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
SecureFoundationSM Lifetime 2015 Portfolio	$27,224,614	$1,292,011	$(360,450)	$931,561
SecureFoundationSM Lifetime 2025 Portfolio	17,376,867	1,102,279	(181,455)	920,824
SecureFoundationSM Lifetime 2035 Portfolio	8,789,484	709,092	(39,232)	669,860
SecureFoundationSM Lifetime 2045 Portfolio	3,895,170	377,576	(10,814)	366,762
SecureFoundationSM Lifetime 2055 Portfolio	222,606	15,155	(560)	14,595

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended December 31, 2010 were as follows:

SecureFoundationSM Lifetime 2015 Portfolio	2010	2009
Distributions paid from:
Ordinary income	$633,653	$286
Long-term capital gain	40	-

	$633,693	$286

SecureFoundationSM Lifetime 2025 Portfolio	2010	2009
Distributions paid from:
Ordinary income	$442,992	$314
Long-term capital gain	29	-

	$443,021	$314

SecureFoundationSM Lifetime 2035 Portfolio	2010	2009
Distributions paid from:
Ordinary income	$238,724	$356
Long-term capital gain	13	-

	$238,737	$356

SecureFoundationSM Lifetime 2045 Portfolio	2010	2009
Distributions paid from:
Ordinary income	$93,018	$378
Long-term capital gain	10	-

	$93,028	$378

SecureFoundationSM Lifetime 2055 Portfolio	2010	2009
Distributions paid from:
Ordinary income	$5,683	$397
Long-term capital gain	10	-

	$5,693	$397

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

SecureFoundationSM Lifetime 2015
Undistributed ordinary income	$240,461
Undistributed capital gains	101,297

Net accumulated earnings	341,758

Net unrealized appreciation on investments	931,561
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$1,273,319

SecureFoundationSM Lifetime 2025
Undistributed ordinary income	$157,350
Undistributed capital gains	51,051

Net accumulated earnings	208,401

Net unrealized appreciation on investments	920,824
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$1,129,225

SecureFoundationSM Lifetime 2035
Undistributed ordinary income	$74,227
Undistributed capital gains	12,026

Net accumulated earnings	86,253

Net unrealized appreciation on investments	669,860
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$756,113

SecureFoundationSM Lifetime 2045
Undistributed ordinary income	$39,006
Undistributed capital gains	3,652

Net accumulated earnings	42,658

Net unrealized appreciation on investments	366,762
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$409,420

SecureFoundationSM Lifetime 2055
Undistributed ordinary income	$407
Undistributed capital gains	194

Net accumulated earnings	601

Net unrealized appreciation on investments	14,595
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$15,196

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
SecureFoundationSM Lifetime 2015 Portfolio	26.99%
SecureFoundationSM Lifetime 2025 Portfolio	30.10%
SecureFoundationSM Lifetime 2035 Portfolio	39.74%
SecureFoundationSM Lifetime 2045 Portfolio	43.81%
SecureFoundationSM Lifetime 2055 Portfolio	56.95%

7.	SUBSEQUENT EVENTS

In January 2011 the one unaffiliated underlying investment was replaced with an affiliated underlying investment.

During January 2011 the following Portfolios added the GWL&A Contract as an underlying investment:

SecureFoundationSM Lifetime 2015 Portfolio
SecureFoundationSM Lifetime 2025 Portfolio
SecureFoundationSM Lifetime 2035 Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Maxim SecureFoundationSM Lifetime 2015 Portfolio, Maxim SecureFoundationSM Lifetime 2025 Portfolio, Maxim SecureFoundationSM Lifetime 2035 Portfolio, Maxim SecureFoundationSM Lifetime 2045 Portfolio, Maxim SecureFoundationSM Lifetime 2055 Portfolio of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period from November 13, 2009 (inception) to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Maxim SecureFoundationSM Lifetime 2015 Portfolio, Maxim SecureFoundationSM Lifetime 2025 Portfolio, Maxim SecureFoundationSM Lifetime 2035 Portfolio, Maxim SecureFoundationSM Lifetime 2045 Portfolio, Maxim SecureFoundationSM Lifetime 2055 Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the year then ended and for the period from November 13, 2009 (inception) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Costa Mesa, California
February 25, 2011

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”),

at a meeting held on October 11, 2010 (the “Meeting”), approved the investment advisory agreement (the “Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”) with respect to the Maxim SecureFoundation Lifetime 2020 Portfolio, Maxim SecureFoundation Lifetime 2030 Portfolio, Maxim SecureFoundation Lifetime 2040 Portfolio and Maxim SecureFoundation Lifetime 2050 Portfolio (the “Portfolios”).

Pursuant to the Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

In approving the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. The Board considered the existing relationship MCM has with the Fund and the services MCM provides for other portfolios of the Fund. The Board noted that, in evaluating the Agreement, it was taking into account its accumulated experience in working with MCM on matters relating to the Fund’s other portfolios. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided to the Portfolios by MCM. Among other things, the Board considered MCM’s personnel, experience and resources, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolios by MCM.

Investment Performance

The Board noted that MCM manages other portfolios with different target dates than the Portfolios and noted that those portfolios had commenced operation in 2009. However,

the Board concluded that the Board was generally satisfied with the management of these types of portfolios.

Costs and Profitability

The Board considered the costs of services to be provided and profits to realized by MCM from its relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses to be payable by the Portfolios. In evaluating the applicable management fees, the Board considered the fees payable by and the total expense ratios of similar portfolios of the Fund.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar portfolios of the Fund. The Board also noted that the estimated total annual operating expense ratios of the Portfolios were generally comparable to the annual expense ratios of similar portfolios of the Fund.

The Board also considered the overall financial soundness of MCM and the profits to be realized by MCM and its affiliates. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits to realized by MCM were reasonable in relation to the nature, extent and quality of the services to be provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management fees payable by the Portfolios and the estimated expense ratio of each Portfolio. The Board noted that overall expenses of the Portfolios would remain the same under the Agreement. Based on the information provided, the Board concluded that the management fee schedule reflects an appropriate recognition of any economies of scale.

Other Factors

The Board considered ancillary benefits to be derived by MCM from its relationships with the Portfolios as part of the total mix of information evaluated by the Board. The Board noted where services were to be provided to the Portfolios by an affiliate of MCM, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management fees were reasonable, taking into account any ancillary benefits to be derived by MCM.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and

2000 (as Director) 2008 (as Chairman)	GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company
Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer,

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Treasurer, and Investment Operations Compliance Officer)
Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit	Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services;

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)	100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)    (1)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011